Concentrations of Credit Risk and Major Customers (Details)	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Held in cash balance	$ 792,525		$ 148,747
Insured bank account	77,000	¥ 500,000
Cash held in china financial instructions	$ 253,525		$ 69,219
Concentration risk, customers	As of September 30, 2021 and December 31, 2020, the Company had $1,541,925 and nil receivable balance from customers, respectively.
Customers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, customers	For the nine months ended September 30, 2021 and 2020, customers accounting for 10% or more of the Company’s revenues were as follows: